Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000120647_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000120647_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000120647_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000019194_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000019194_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000019194_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000130146_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000130146_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000130146_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000059102_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000059102_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000059102_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000059103_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000059103_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000059103_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000059101_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000059101_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000059101_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000059099_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000059099_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000059099_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000019191_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%
C000019191_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.96%
C000019191_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.96%
C000064239_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%
C000064239_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.96%
C000064239_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.96%
C000019193_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000019193_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000019193_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000064240_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%
C000064240_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%
C000064240_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.65%
C000120647_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%
C000120647_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		21.10%
C000120647_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.76%
C000019194_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.02%
C000019194_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.69%
C000019194_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.89%
C000019194_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000019194_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.33%
C000019194_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000130146_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.14%
C000130146_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.82%
C000130146_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.02%
C000130146_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000130146_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.33%
C000130146_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000059102_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%
C000059102_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.20%
C000059102_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.89%
C000059102_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%
C000059102_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.05%
C000059102_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.29%
C000059102_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000059102_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.33%
C000059102_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000059103_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.00%
C000059103_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.68%
C000059103_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.88%
C000059103_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000059103_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.33%
C000059103_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000059101_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%
C000059101_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%
C000059101_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.89%
C000059101_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.75%
C000059101_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.42%
C000059101_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.89%
C000059101_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000059101_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.33%
C000059101_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000059099_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%
C000059099_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.94%
C000059099_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.91%
C000059099_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.63%
C000059099_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		20.36%
C000059099_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.58%
C000059099_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%
C000059099_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.33%
C000059099_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.59%
C000019191_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000019191_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.06%
C000019191_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.47%
C000019191_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.89%
C000019191_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.55%
C000019191_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.38%
C000064239_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%
C000064239_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.16%
C000064239_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.59%
C000064239_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.89%
C000064239_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.55%
C000064239_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.38%
C000019193_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%
C000019193_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.76%
C000019193_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.71%
C000064240_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%
C000064240_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.85%
C000064240_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.81%